Schedule II - Condensed Financial Information of Registrant (FY)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
Schedule II
Conifer Holdings, Inc.
Condensed Financial Information of Registrant
Balance Sheets – Parent Company Only
(dollars in thousands)
	December 31,
	2022	2021
Assets
Investment in subsidiaries	$56,670	$79,511
Cash	9,022	750
Due from subsidiaries	(9,754)	(7,055)
Due from Affiliate	113	220
Other assets	2,434	2,522
Total assets	$58,485	$75,948
Liabilities and Shareholders' Equity
Liabilities:
Debt	$33,876	$33,564
Other liabilities	5,659	1,881
Total liabilities	39,535	35,445
Shareholders' equity:
Common stock, no par value (100,000,000 shares authorized; 12,215,849 and 9,707,817 issued and outstanding, respectively)	97,913	92,692
Accumulated deficit	(60,760)	(50,079)
Accumulated other comprehensive income (loss)	(18,203)	(2,110)
Total shareholders' equity	18,950	40,503
Total liabilities and shareholders' equity	$58,485	$75,948
The accompanying notes are an integral part of the Condensed Financial Information of Registrant.
Schedule II
Conifer Holdings, Inc.
Condensed Financial Information of Registrant
Statements of Comprehensive Income (Loss) – Parent Company Only
(dollars in thousands)
	Year Ended December 31,
	2022	2021	2020
Revenue
Management fees from subsidiaries	$4,980	$15,952	$12,527
Other income	190	2,900	483
Total revenue	5,170	18,852	13,010
Expenses
Operating expenses	14,365	12,736	14,459
Interest expense	2,816	2,852	2,925
Total expenses	17,181	15,588	17,384
Income (loss) before equity in earnings (losses) of subsidiaries and income tax expense (benefit)	(12,011)	3,264	(4,374)
Income tax expense (benefit)	(4,078)	156	(813)
Income (loss) before equity earnings (losses) of subsidiaries	(7,933)	3,108	(3,561)
Equity earnings (losses) in subsidiaries	(2,748)	(4,202)	4,156
Net income (loss)	(10,681)	(1,094)	595
Other Comprehensive Income
Equity in other comprehensive income (loss) of subsidiaries	(16,093)	(3,022)	423
Total Comprehensive income (loss)	$(26,774)	$(4,116)	$1,018
The accompanying notes are an integral part of the Condensed Financial Information of Registrant.
Schedule II
Conifer Holdings, Inc.
Condensed Financial Information of Registrant
Statement of Cash Flows – Parent Company Only
(dollars in thousands)

	Year Ended December 31,
	2022	2021	2020
Cash Flows from Operating Activities
Net income (loss)	$(10,681)	$(1,094)	$595
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	436	415	421
Equity in undistributed (income) loss of subsidiaries	2,748	4,202	(4,156)
Stock-based compensation expense	211	218	706
Deferred income tax expense	3,884	—	—
Other (gain) loss	—	(2,593)	(260)
Changes in operating assets and liabilities:
Due from subsidiaries	2,699	8,800	(852)
Due from Affiliate	107	(220)	214
Current income tax recoverable	—	—	539
Other assets	62	890	625
Other liabilities	(203)	(915)	(715)
Net cash provided by (used in) operating activities	(737)	9,703	(2,883)
Cash Flows From Investing Activities
Contributions to subsidiaries	4,000	(5,400)	(1,150)
Dividends received from subsidiaries	—	—	—
Purchases of investments	—	—	(79)
Purchases of property and equipment	—	(20)	—
Net cash provided by (used in) investing activities	4,000	(5,420)	(1,229)
Cash Flows From Financing Activities
Proceeds received from issuance of shares of common stock	5,000	—	—
Repurchase of common stock	10	(12)	(36)
Borrowings under debt arrangements	5,000	3,000	5,745
Repayment of borrowings under debt arrangements	(5,000)	(8,000)	(625)
Stock and debt issuance costs	—	—	—
Net cash provided by financing activities	5,010	(5,012)	5,084
Net increase (decrease) in cash	8,273	(729)	972
Cash at beginning of period	749	1,478	506
Cash at end of period	$9,022	$749	$1,478
Supplemental Disclosure of Cash Flow Information:
Interest paid	$2,979	$2,883	$2,586
The accompanying notes are an integral part of the Condensed Financial Information of Registrant.
Conifer Holding, Inc.
Condensed Financial Information of Registrant
Parent Company Only
Notes to Condensed Financial Statements
1. Accounting Policies
Organization
Conifer Holdings, Inc. (the “Parent”) is a Michigan-domiciled holding company organized for the purpose of managing its insurance entities. The Parent conducts its principal operations through these entities.
Basis of Presentation
The accompanying condensed financial information should be read in conjunction with the Consolidated Financial Statements and related Notes of Conifer Holdings, Inc. and Subsidiaries. Investments in subsidiaries are accounted for using the equity method. Under the equity method, the investment in subsidiaries is stated at cost plus contributions and equity in undistributed income (loss) of consolidated subsidiaries less dividends received since the date of acquisition.
The Parent’s operations consist of income earned from management and administrative services performed for the insurance entities pursuant to intercompany services agreements. These management and administrative services include providing management, marketing, offices and equipment, and premium collection, for which the insurance companies pay fees based on a percentage of gross premiums written. Also, the Parent receives commission income for performing agency services. The primary operating costs of the Parent are salaries and related costs of personnel, information technology, administrative expenses, and professional fees. The income received from the management and administrative services is used to cover operating costs, meet debt service requirements and cover other holding company obligations.
Estimates and Assumptions
Preparation of the condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed financial statements and accompanying disclosures. Those estimates are inherently subject to change, and actual results may ultimately differ from those estimates.
Dividends
The Parent received a $10.8 million dividend from Sycamore during the fourth quarter of 2022. The Parent received no cash dividends from its subsidiaries in 2021 and 2020. In 2021, the Parent received a $6.0 million non-cash dividend from one of its subsidiaries in the form of a promissory note from Affiliate, which the Parent subsequently contributed to one of the insurance subsidiaries.
2. Guarantees
The Parent has guaranteed the principal and interest obligations of a $10.0 million surplus note issued by Conifer Insurance Company to White Pine Insurance Company (both wholly owned subsidiaries). The note pays interest annually at a per annum rate of 4% and has no maturity.